Retirement Plans (Major Actuarial Assumptions Used In Determining Benefit Obligations And Net Periodic Pension Cost For Defined Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial assumptions used to determine benefit obligations, Discount rate		5.10%	5.60%	5.80%
Actuarial assumptions used to determine benefit obligations, Rate of compensation increase		3.75%	3.75%	3.75%
Actuarial assumptions used to determine net periodic pension cost, Discount rate		5.60%	5.80%	6.00%
Actuarial assumptions used to determine net periodic pension cost, Expected long-term rate of return on plan assets		8.25%	8.25%	8.25%
Actuarial assumptions used to determine net periodic pension cost, Rate of compensation increase	3.75%	3.75%	3.75%	3.75%
Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial assumptions used to determine benefit obligations, Discount rate		5.98%	6.01%	6.45%
Actuarial assumptions used to determine benefit obligations, Rate of compensation increase		3.12%	3.07%	4.06%
Actuarial assumptions used to determine net periodic pension cost, Discount rate		6.01%	6.45%	6.37%
Actuarial assumptions used to determine net periodic pension cost, Expected long-term rate of return on plan assets		7.79%	8.20%	8.88%
Actuarial assumptions used to determine net periodic pension cost, Rate of compensation increase		3.07%	4.06%	3.81%